Revenues (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer item	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Approved bonus | $	$ 14	$ 9
Number of REPS | customer	95
Number of counterparties | item	2
REP Subsidiary One [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	25.00%	23.00%	23.00%
REP Subsidiary Two [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	18.00%	18.00%	19.00%